Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2014
Summary of Shares Issued prior to and after Recapitalization

The following table summarizes the combined shares issued by Nina, Pinta and Santa Maria prior to and by Atara after the Recapitalization:

	Prior to Recapitalization March 31, 2014	After Recapitalization March 31, 2014
	(unaudited)	(unaudited)
Series A convertible preferred stock	46,356,342	5,150,699
Series A-1 convertible preferred stock	5,538,462	615,384
Series B convertible preferred stock	58,791,996	6,532,432

	110,686,800	12,298,515

Common stock	12,648,601	1,302,835

Fair Value Hierarchy for Financial Assets and Financial Liabilities Measured at Fair Value on a Recurring Basis

The following table represents the fair value hierarchy for our financial assets and financial liabilities measured at fair value on a recurring basis:

	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)
	(in thousands)
At December 31, 2013:
Cash equivalents:
Money market funds	$51,615	$51,615	$—

At September 30, 2014 (unaudited):
Cash equivalents:
Money market funds	$25,703	$25,703	$—

Short-term Investments:
Corporate bonds	$21,799	$—	$21,799
Commercial paper	$4,197	$—	$4,197

Available for Sale Investments Carried at Fair Value Included Short Term Investments

Available-for-sale investments are carried at fair value and are included in the tables above under short-term investments. The aggregate market value, cost basis, and gross unrealized gains and losses of available-for-sale investments by major security type are as follows:

	Total Amortized Cost	Total Unrealized Gain	Total Unrealized Loss	Total Fair Value
	(in thousands)
At September 30, 2014 (unaudited):
Short-term investments:
Corporate bonds	$21,810	$3	$(14)	$21,799
Commercial paper	4,197	—	—	4,197

Total short-term investments	$26,007	$3	$(14)	$25,996

Amortized Cost and Fair Value of Available for Sale Debt Investments by Contractual Maturity

The amortized cost and fair value of available-for-sale debt investments, by contractual maturity, were as follows:

	Total Amortized Cost	Total Fair Value
	(in thousands)
At September 30, 2014 (unaudited):
Maturing within one year	$24,917	$24,906
Maturing in one to five years	1,090	1,090

Short-term available for sale investments	$26,007	$25,996

Significant Assumptions for Valuation

Significant assumptions for each valuation include:

	Combined Common Stock Value(1)	Volatility(2)	Risk-free Rate	Years to Exit	Discount for Lack of Marketability
December 31, 2012	$1.60	53.3%	0.28%	2.25	29.7%
March 5, 2013	$1.63	54.5%	0.25%	2.00	29.7%
November 25, 2013	$2.57	54.2%	0.26%	1.75	26.9%
January 8, 2014	$2.67	53.2%	0.32%	1.63	25.5%
March 31, 2014(3)	$8.59	56.0%	0.14%	1.03	21.8%
June 26, 2014(3)	$12.55	47.9%	0.04%	0.25	9.4%

(1)	Common stock value is presented giving effect to the Recapitalization.
(2)	The computation of expected volatility is based on the historical volatility of a representative group of public biotechnology and life sciences companies with similar characteristics, including early stage of product development and therapeutic focus.
(3)	Derived by using OPM and PWERM in the hybrid method using multiple scenarios.

Antidilutive Securities Excluded From Computation of Diluted Net Loss per Common Share

The following shares of potentially dilutive securities, give effect to the Recapitalization, and have been excluded from the computations of diluted net loss per common share as the effect of including such securities would be antidilutive:

	Period from August 22, 2012 (Inception) to December 31, 2012	Year Ended December 31, 2013	Nine months ended September 30,
			2014(1)	2013
			(unaudited)
Convertible preferred stock	900,662	5,797,612	12,249,056	5,186,843
Unvested restricted common stock	326,146	790,216	702,135	796,985

	1,226,808	6,587,828	12,951,191	5,983,828

(1)	Options to purchase 209,959 shares of common stock are excluded as the exercise prices of the options were greater than the average fair value of common stock for the period presented.